PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of match (up to)	3.00%
United States
Defined Benefit Plan Disclosure [Line Items]
Pension expense	$ 1,600,000	$ 4,300,000	$ 3,900,000
Foreign Plan
Defined Benefit Plan Disclosure [Line Items]
Pension expense	$ 1,200,000	$ 1,800,000	$ 1,700,000
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	2	2
Transfer to U.S. retirement savings plan	$ 0	$ 2,000,000.0
Discount rate	2.68%	3.34%
Benefit obligation, actuarial (loss) gain	$ (20,200,000)	$ (40,500,000)
Estimated future employer contributions	0
Pension Benefits | Change in Assumptions for Defined Benefit Plans, discount rates
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, actuarial (loss) gain	(17,200,000)	(32,000,000.0)
Pension Benefits | Change in Assumptions for Defined Benefit Plans, Lump Sum Conversion
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, actuarial (loss) gain	(4,400,000)	(8,200,000)
Pension Benefits | Change in Assumptions for Defined Benefit Plans, Generational Mortality Projection Scale
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, actuarial (loss) gain	$ 1,700,000	$ 600,000
Pension Benefits | Return seeking (growth assets) funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	54.00%
Pension Benefits | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	46.00%
Pension Benefits | Nonunion Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	1
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	4	4
Transfer to U.S. retirement savings plan	$ 0	$ 0
Benefit obligation, actuarial (loss) gain	(300,000)	$ (300,000)
Estimated future employer contributions	$ 300,000
Other Benefits | Nonunion Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	1